Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	NOTE 8 – SUBSEQUENT EVENTS The Company has evaluated subsequent events to the date the financial statements were issued and has determined that there are no items to disclose or require adjustments.